UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2009

Date of reporting period: 02/01/2008 – 07/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Mid Cap Value

Opportunities Fund

OF BLACKROCK MID CAP VALUE OPPORTUNITIES

SERIES, INC.

JULY 31, 2008 | SEMI-ANNUAL REPORT (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

A Letter to Shareholders

Dear Shareholder

For more than a year, investors have been besieged by a weak housing market, the bursting of the credit bubble that has troubled the financial sector, and surging food and oil prices, which have stoked inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stimulate economic growth and stabilize financial markets. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September

2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. However, the end of the period saw a pause in Fed action; the central bank held the target rate steady at 2.0% as it attempted to balance weak growth and inflationary pressures.

The Fed’s bold response to the financial crisis helped mitigate credit stress and investor anxiety, albeit temporarily.

U.S. equity markets sank sharply over the reporting period, notwithstanding a brief rally in the spring and another in mid-summer, and international markets followed suit.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), as the broader flight-to-quality theme persisted. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged. Meanwhile, tax-exempt issues underperformed their taxable counterparts, as problems among municipal bond insurers and the failure in the market for auction rate securities continued to pressure the group.

Overall, the major benchmark indexes generated results that reflected heightened risk aversion:

Total Returns as of July 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(7.08)%	(11.09)%

Small cap U.S. equities (Russell 2000 Index)	0.86	(6.71)

International equities (MSCI Europe, Australasia, Far East Index)	(5.04)	(12.19)

Fixed income (Lehman Brothers U.S. Aggregate Index)	(0.63)	6.15

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	(0.85)	2.83

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(0.80)	0.52

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Shortly before this shareholder report mailing, the investment landscape was dramatically altered as the ongoing credit crisis intensified, resulting in a widespread breakdown in the financial services sector and unprecedented govern-

ment intervention. Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•For the six months ended July 31, 2008, Fund’s Institutional Shares outpaced the benchmark S&P MidCap 400 Index, however, Investor A,
Investor B, Investor C and Class R Shares trailed the index.

What factors influenced performance?
•Stock selection in financials—particularly within the insurance, real estate investment trust, capital markets and commercial bank sub-
sectors — was the primary detractor from performance relative to the benchmark. Fund holdings in Conseco, Inc., HCC Insurance Holdings,
Inc., FelCor Lodging Trusts, Inc., Investment Technology Group, Inc., The
Colonial BancGroups, Inc. and First Horizon National Corp. had the
greatest negative impact on returns. In the materials sector, disappoint-
ing stock selection among container and packaging producers and an underweight to the strong-performing chemicals makers also hampered comparative results.

•On the positive side, specific stock selection in the information tech-
nology (IT) and industrials sectors benefited performance. Top-performing portfolio holding CNET Networks, Inc. was a significant contributor, as shares rose following an announcement that it was to be acquired by
CBS at a significant premium. Stock selection and an overweight among software makers also added value. TIBCO Software, Inc. and Parametric
Technology Corp. were among the standout performers in this area, as both firms generated double-digit gains for the six months.
Semiconductor maker Broadcom Corp. enhanced returns as well.

•In industrials, the Fund benefited from solid stock selection, most notably within the aerospace & defense and machinery subsectors.
Curtiss-Wright Corp., a producer of highly engineered products for the aerospace and defense industries, and agricultural machinery maker
AGCO Corp. were among the best-performing holdings. In addition, spe-
cialized industrial products and equipment maker Dover Corp. and waste management company Allied Waste Industries, Inc. contributed favorably.

•An overweight in the energy sector, especially among energy exploration
& production names, also proved advantageous, as crude oil and natural gas prices continued their ascent. Cabot Oil & Gas Corp. and Plains
Exploration & Production Co. were the most notable contributors.

Describe recent portfolio activity.
•During the six-month period, we added to holdings in the consumer discretionary sector (especially the more defensive household durables producers) and increased exposure to retail holdings with new positions in Saks, Inc. and RadioShack Corp. We also increased the Fund’s weight-
ing in industrials, particularly within the construction & engineering and machinery subsectors. New positions included URS Corp., Chicago
Bridge & Iron Co. NV and AGCO Corp.

•We reduced the Fund’s overall healthcare weighting, trimming exposure to the more volatile biotechnology and specialty pharmaceuticals areas.
Additionally, we reduced the weighting in energy, taking advantage of strength in select holdings that approached our price targets.

Describe Fund positioning at period-end.
•The Fund ended the period with an overweight position in IT (especially software and electronic equipment), and underweights in healthcare
(namely healthcare providers and services and life sciences tools &
services), materials (in particular metals & mining and chemicals)
and industrials (mainly commercial services and road & rail trans-
portation companies).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	February 1, 2008	July 31, 2008	During the Period[1]	February 1, 2008	July 31, 2008	During the Period[1]

Institutional	$1,000	$1,006.40	$ 4.74	$1,000	$1,020.18	$ 4.77
Investor A	$1,000	$1,004.80	$ 6.48	$1,000	$1,018.44	$ 6.52
Investor B	$1,000	$1,000.60	$10.40	$1,000	$1,014.51	$10.47
Investor C	$1,000	$ 999.80	$11.19	$1,000	$1,013.71	$11.27
Class R	$1,000	$1,002.60	$ 8.46	$1,000	$1.016.45	$ 8.52

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.95% for Institutional, 1.30% for Investor A, 2.09% for Investor B, 2.25% for
Investor C and 1.70% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2008

TOTAL RETURN BASED ON A $10,000 INVESTMENT

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in common stocks of mid cap companies.
3 This unmanaged Index is a market value-weighted index that consists of 400 domestic stocks and measures the performance of the mid-size company segment of the U.S. market.

Performance Summary for the Period Ended July 31, 2008

				Average Annual Total Returns[1]

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	0.64%	(5.76)%	—	11.06%	—	9.18%	—
Investor A	0.48	(6.08)	(11.01)%	10.77	9.58%	8.90	8.31%
Investor B	0.06	(6.81)	(10.40)	9.91	9.65	8.19	8.19
Investor C	(0.02)	(7.02)	(7.81)	9.85	9.85	7.98	7.98
Class R	0.26	(6.48)	—	10.44	—	8.65	—
S&P MidCap 400 Index	0.51	(4.96)	—	11.41	—	10.07	—

1 Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1%
contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on February 1, 2008 and held through July 31, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Portfolio Information As of July 31, 2008

Percent of
Ten Largest Equity Holdings	Net Assets

OGE Energy Corp.	3%
Anixter International, Inc.	3
AGCO Corp.	3
TIBCO Software, Inc.	3
Wisconsin Energy Corp.	2
Tellabs, Inc.	2
Medicis Pharmaceutical Corp. Class A	2
Alliant Energy Corp.	2
RadioShack Corp.	2
Hercules, Inc.	2

Percent of
Five Largest Industries	Net Assets

Multi-Utilities	8%
Electronic Equipment & Instruments	6
Software	5
Machinery	5
Oil, Gas & Consumable Fuels	5

Percent of
Long-Term
Sector Representation	Investments

Information Technology	19%
Financials	17
Industrials	17
Consumer Discretionary	13
Energy	9
Utilities	8
Health Care	8
Materials & Processing	6
Consumer Staples	3

For Fund compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

7

Schedule of Investments July 31, 2008 (Unaudited) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.3%
Curtiss-Wright Corp.	83,300	$ 4,384,912

Capital Markets — 2.7%
Invesco Ltd. (a)	165,300	3,849,837
Investment Technology Group, Inc. (b)	57,400	1,707,076
TD Ameritrade Holding Corp. (b)	195,600	3,894,396

		9,451,309

Chemicals — 3.1%
Hercules, Inc.	359,500	7,207,975
Lubrizol Corp.	73,800	3,675,240

		10,883,215

Commercial Banks — 1.7%
Cullen/Frost Bankers, Inc.	42,000	2,215,080
First Horizon National Corp. (c)	230,200	2,163,880
Webster Financial Corp.	85,900	1,705,974

		6,084,934

Commercial Services & Supplies — 2.5%
Allied Waste Industries, Inc. (b)	394,600	4,774,660
Cintas Corp.	134,800	3,833,712

		8,608,372

Communications Equipment — 2.7%
Brocade Communications Systems, Inc. (b)	203,500	1,373,625
Tellabs, Inc. (b)	1,563,500	8,036,390

		9,410,015

Construction & Engineering — 4.0%
Chicago Bridge & Iron Co. NV	157,400	5,157,998
EMCOR Group, Inc. (b)	107,000	3,222,840
URS Corp. (b)	131,300	5,504,096

		13,884,934

Containers & Packaging — 1.3%
Smurfit-Stone Container Corp. (b)	801,200	4,574,852

Electrical Equipment — 1.9%
Hubbell, Inc. Class B	154,000	6,492,640

Electronic Equipment & Instruments — 5.5%
Anixter International, Inc. (b)	148,300	10,088,849
Ingram Micro, Inc. Class A (b)	350,300	6,456,029
Tech Data Corp. (b)	80,300	2,800,061

		19,344,939

Energy Equipment & Services — 2.7%
BJ Services Co.	162,300	4,771,620
Rowan Cos., Inc.	119,200	4,744,160

		9,515,780

Health Care Equipment & Supplies — 2.3%
Edwards Lifesciences Corp. (b)	85,700	5,371,676
Kinetic Concepts, Inc. (b)	70,900	2,477,955

		7,849,631

Health Care Technology — 1.8%
Cerner Corp. (b)	84,800	3,787,168
HLTH Corp. (b)	223,243	2,442,279

		6,229,447

Common Stocks	Shares	Value

Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc. (c)	67,000	$ 2,182,190

Household Durables — 3.5%
Harman International Industries, Inc.	113,500	4,672,795
KB Home	91,000	1,600,690
Lennar Corp. Class A (c)	110,100	1,332,210
Newell Rubbermaid, Inc.	268,700	4,441,611

		12,047,306

Household Products — 0.9%
Clorox Co.	54,900	2,992,050

IT Services — 2.9%
Alliance Data Systems Corp. (b)	66,700	4,278,805
Convergys Corp. (b)	470,300	5,972,810

		10,251,615

Insurance — 4.6%
Conseco, Inc. (b)	791,400	6,631,932
HCC Insurance Holdings, Inc.	128,200	2,903,730
Reinsurance Group of America, Inc.	87,900	4,368,630
RenaissanceRe Holdings Ltd.	43,000	2,187,410

		16,091,702

Machinery — 5.3%
AGCO Corp. (b)	161,000	9,635,850
Dover Corp.	93,200	4,625,516
Timken Co.	63,600	2,100,072
Trinity Industries, Inc. (c)	60,100	2,262,164

		18,623,602

Media — 1.9%
Harte-Hanks, Inc.	524,600	6,510,286

Metals & Mining — 0.9%
Allegheny Technologies, Inc.	36,000	1,702,440
Reliance Steel & Aluminum Co.	23,900	1,509,524

		3,211,964

Multi-Utilities — 7.7%
Alliant Energy Corp.	228,522	7,365,264
OGE Energy Corp.	347,900	11,383,288
Wisconsin Energy Corp.	180,900	8,162,208

		26,910,760

Multiline Retail — 1.4%
Saks, Inc. (b)(c)	468,900	4,778,091

Oil, Gas & Consumable Fuels — 5.3%
Cabot Oil & Gas Corp. Class A	127,700	5,620,077
Newfield Exploration Co. (b)	111,900	5,480,862
Noble Energy, Inc.	9,000	664,830
Plains Exploration & Production Co. (b)	117,600	6,582,072

		18,347,841

Personal Products — 1.5%
Alberto-Culver Co.	199,900	5,363,317

Pharmaceuticals — 2.9%
King Pharmaceuticals, Inc. (b)	189,100	2,176,541
Medicis Pharmaceutical Corp. Class A	404,600	7,428,456
Sepracor, Inc. (b)	33,200	580,336

		10,185,333

See Notes to Financial Statements.

8 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) — 4.5%
Alexandria Real Estate Equities, Inc.	35,800	$ 3,696,708
Boston Properties, Inc.	25,900	2,491,321
Brandywine Realty Trust	245,300	3,937,065
Cousins Properties, Inc. (c)	176,900	3,886,493
FelCor Lodging Trust, Inc.	228,900	1,828,911

		15,840,498

Semiconductors & Semiconductor
Equipment — 1.3%
Broadcom Corp. Class A (b)	62,800	1,525,412
Microchip Technology, Inc.	52,700	1,682,711
Micron Technology, Inc. (b)	239,000	1,154,370

		4,362,493

Software — 5.4%
Novell, Inc. (b)	647,700	3,607,689
Parametric Technology Corp. (b)	300,000	5,811,000
TIBCO Software, Inc. (b)	1,148,100	9,425,901

		18,844,590

Specialty Retail — 3.9%
The Gap, Inc.	395,600	6,377,072
RadioShack Corp.	438,000	7,305,840

		13,682,912

Textiles, Apparel & Luxury Goods — 1.1%
Jones Apparel Group, Inc.	224,900	3,764,826

Thrifts & Mortgage Finance — 2.1%
People's United Financial, Inc.	422,400	7,172,352

Trading Companies & Distributors — 0.7%
United Rentals, Inc. (b)	148,923	2,409,574

Total Common Stocks — 91.9%		320,288,282

Exchange-Traded Funds

iShares Dow Jones US Real Estate Index Fund	108,700	6,772,010
iShares Nasdaq Biotechnology Index Fund	24,600	2,189,154
MidCap SPDR Trust Series 1 (c)	18,800	2,746,492
SPDR® Gold Trust (b)	60,900	5,484,045
Vanguard Energy	30,900	3,459,564

Total Exchange-Traded Funds — 5.9%		20,651,265

Total Long-Term Investments
(Cost — $355,549,601) — 97.8%		340,939,547

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Cash Sweep
Series, 2.45% (d)(e)	$ 3,772	3,772,246
BlackRock Liquidity Series, LLC Money Market
Series, 2.63% (d)(e)(f)	20,989	20,988,800

Total Short-Term Securities (Cost — $24,761,046) — 7.1%		24,761,046

Total Investments (Cost — $380,310,647*) — 104.9%		365,700,593
Liabilities in Excess of Other Assets — (4.9%)		(17,068,658)

Net Assets — 100.0%		$348,631,935

* The cost and unrealized appreciation (depreciation) of investments as of July 31,
2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 386,880,558

Gross unrealized appreciation	$ 23,182,010
Gross unrealized depreciation	(44,361,975)

Net unrealized depreciation	$ (21,179,965)

(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ (2,474)	$ 80,848
BlackRock Liquidity Series, LLC
Money Market Series	$(19,113)	$179,439

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.
• For Fund compliance purposes,the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Effective February 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund's own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of July 31, 2008 in deter-
mining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$340,939,547
Level 2	24,761,046
Level 3	—

Total	$365,700,593

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

9

Statement of Assets and Liabilities

July 31, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $18,088,735) (cost — $ 355,549,601)	$ 340,939,547
Investments at value — affiliated (cost — $24,761,046)	24,761,046
Investments sold receivable	7,415,058
Capital shares sold receivable	229,134
Dividends receivable	247,667
Securities lending income receivable	17,847
Prepaid expenses	22,322
Other assets	18,807

Total assets	373,651,428

Liabilities

Collateral on securities loaned at value	20,988,800
Investments purchased payable	2,004,854
Capital shares redeemed payable	1,430,629
Investment advisory fees payable	188,244
Distribution fees payable	142,714
Officer’s and Directors’ fees payable	252
Other affiliates payable	205,109
Other accrued expenses payable	58,891

Total liabilities	25,019,493

Net Assets

Net assets	$ 348,631,935

Net Assets Consist of

Institutional Shares, $0.10 par value, 20,000,000 shares authorized	$ 519,248
Investor A Shares, $0.10 par value, 40,000,000 shares authorized	710,827
Investor B Shares, $0.10 par value, 40,000,000 shares authorized	281,560
Investor C Shares, $0.10 par value, 40,000,000 shares authorized	591,540
Class R Shares, $0.10 par value, 40,000,000 shares authorized	382,596
Paid-in capital in excess of par	381,230,081
Undistributed net investment income	185,554
Accumulated net realized loss	(20,659,417)
Net unrealized appreciation/depreciation	(14,610,054)

Net assets	$ 348,631,935

Net Asset Value

Institutional — Based on net assets of $76,689,796 and 5,192,479 shares outstanding	$ 14.77

Investor A — Based on net assets of $102,866,827 and 7,108,274 shares outstanding	$ 14.47

Investor B — Based on net assets of $38,169,782 and 2,815,604 shares outstanding	$ 13.56

Investor C — Based on net assets of $79,054,107 and 5,915,400 shares outstanding	$ 13.36

Class R — Based on net assets of $51,851,423 and 3,825,963 shares outstanding	$ 13.55

See Notes to Financial Statements.

10 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Statement of Operations

Six Months Ended July 31, 2008 (Unaudited)

Investment Income

Dividends (net of $682 foreign withholding tax)	$ 2,571,938
Income from affiliates	81,472
Securities lending	179,439

Total income	2,832,849

Expenses

Investment advisory	1,168,061
Service — Investor A	126,745
Service and distribution — Investor B	210,881
Service and distribution — Investor C	411,630
Service and distribution — Class R	127,362
Transfer agent — Institutional	65,880
Transfer agent — Investor A	147,843
Transfer agent — Investor B	67,359
Transfer agent — Investor C	196,643
Transfer agent — Class R	107,041
Accounting services	77,320
Printing	41,012
Registration	35,103
Professional	30,787
Custodian	26,673
Officer and Directors	13,318
Miscellaneous	16,810

Total expenses	2,870,468

Net investment loss	(37,619)

Net Realized and Unrealized Gain (Loss)

Net realized loss on investments	(13,866,290)
Net change in unrealized appreciation/depreciation on investments	14,931,687

Total realized and unrealized gain	1,065,397

Net Increase in Net Assets Resulting from Operations	$ 1,027,778

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

11

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31, 2008	January 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008

Operations

Net investment loss	$ (37,619)	$ (1,447,440)
Net realized gain (loss)	(13,866,290)	57,921,389
Net change in unrealized appreciation/depreciation	14,931,687	(79,473,487)

Net increase (decrease) in net assets resulting from operations	1,027,778	(22,999,538)

Distributions to Shareholders From

Net realized gain:
Institutional	(624,349)	(16,404,288)
Investor A	(824,034)	(21,699,293)
Investor B	(299,994)	(10,264,778)
Investor C	(618,544)	(17,255,111)
Class R	(428,161)	(9,034,045)

Decrease in net assets resulting from distributions to shareholders	(2,795,082)	(74,657,515)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(20,546,634)	20,597,208

Net Assets

Total decrease in net assets	(22,313,938)	(77,059,845)
Beginning of period	370,945,873	448,005,718

End of period	$ 348,631,935	$ 370,945,873

End of period undistributed net investment income	$ 185,554	$ 223,173

See Notes to Financial Statements.

12 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Financial Highlights

			Institutional
	Six Months
	Ended
	July 31, 2008		Year Ended January 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 14.80	$ 18.79	$ 19.89	$ 19.58	$ 17.56	$ 12.38

Net investment income (loss)[1]	0.05	0.05	0.05	0.07	0.01	(0.01)
Net realized and unrealized gain (loss)	0.04	(0.81)	1.79	4.34	2.14	5.19

Net increase (decrease) from investment operations	0.09	(0.76)	1.84	4.41	2.15	5.18

Distributions from net realized gain	(0.12)	(3.23)	(2.94)	(4.10)	(0.13)	—

Net asset value, end of period	$ 14.77	$ 14.80	$ 18.79	$ 19.89	$ 19.58	$ 17.56

Total Investment Return[2]

Based on net asset value	0.64%[3]	(5.36)%	10.09%	23.90%	12.24%	41.84%

Ratios to Average Net Assets

Total expenses	0.95%[4]	0.93%	1.01%	1.01%	1.01%	1.09%

Net investment income (loss)	0.62%[4]	0.29%	0.28%	0.34%	0.04%	(0.09)%

Supplemental Data

Net assets, end of period (000)	$ 76,690	$ 78,988	$ 105,207	$ 114,921	$ 126,651	$ 91,845

Portfolio turnover	66%	148%	99%	110%	82%	86%

[1] Based on average shares outstanding. [2] Total investment return excludes the effects of any sales charges. [3] Aggregate total investment return. [4] Annualized.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

13

Financial Highlights (continued)

			Investor A
	Six Months
	Ended
	July 31, 2008		Year Ended January 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 14.52	$ 18.49	$ 19.63	$ 19.33	$ 17.39	$ 12.29

Net investment income (loss)[1]	0.02	—[2]	—[3]	0.03	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.05	(0.79)	1.76	4.28	2.11	5.15

Net increase (decrease) from investment operations	0.07	(0.79)	1.76	4.31	2.07	5.10

Distributions from net realized gain	(0.12)	(3.18)	(2.90)	(4.01)	(0.13)	—

Net asset value, end of period	$ 14.47	$ 14.52	$ 18.49	$ 19.63	$ 19.33	$ 17.39

Total Investment Return[4]

Based on net asset value	0.48%[5]	(5.64)%	9.76%	23.66%	11.90%	41.50%

Ratios to Average Net Assets

Total expenses	1.30%[6]	1.24%	1.26%	1.26%	1.26%	1.34%

Net investment income (loss)	0.27%[6]	(0.02)%	—[7]	0.13%	(0.20)%	(0.34)%

Supplemental Data

Net assets, end of period (000)	$ 102,867	$ 110,362	$ 121,065	$ 98,343	$ 85,184	$ 62,061

Portfolio turnover	66%	148%	99%	110%	82%	86%

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Amount is less than $0.01 per share.
[4] Total investment return excludes the effects of sales charges.
[5] Aggregate total investment return.
[6] Annualized.
[7] Amount is less than 0.01% .

See Notes to Financial Statements.

14 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Financial Highlights (continued)

			Investor B
	Six Months
	Ended
	July 31, 2008		Year Ended January 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 13.66	$ 17.54	$ 18.73	$ 18.43	$ 16.72	$ 11.90

Net investment loss[1]	(0.04)	(0.14)	(0.14)	(0.13)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	0.05	(0.74)	1.67	4.09	2.01	4.98

Net increase (decrease) from investment operations	0.01	(0.88)	1.53	3.96	1.84	4.82

Distributions from net realized gain	(0.11)	(3.00)	(2.72)	(3.66)	(0.13)	—

Net asset value, end of period	$ 13.56	$ 13.66	$ 17.54	$ 18.73	$ 18.43	$ 16.72

Total Investment Return[2]

Based on net asset value	0.06%[3]	(6.38)%	8.94%	22.69%	11.00%	40.50%

Ratios to Average Net Assets

Total expenses	2.09%[4]	2.04%	2.03%	2.04%	2.05%	2.15%

Net investment loss	(0.53)%[4]	(0.83)%	(0.75)%	(0.67)%	(0.99)%	(1.14)%

Supplemental Data

Net assets, end of period (000)	$ 38,170	$ 46,499	$ 78,174	$ 112,073	$ 125,145	$ 139,610

Portfolio turnover	66%	148%	99%	110%	82%	86%

[1] Based on average shares outstanding. [2] Total investment return excludes the effects of sales charges. [3] Aggregate total investment return. [4] Annualized.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

15

Financial Highlights (continued)

			Investor C
	Six Months
	Ended
	July 31, 2008		Year Ended January 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 13.47	$ 17.36	$ 18.61	$ 18.39	$ 16.68	$ 11.88

Net investment loss[1]	(0.05)	(0.16)	(0.14)	(0.13)	(0.18)	(0.16)
Net realized and unrealized gain (loss)	0.04	(0.72)	1.65	4.07	2.02	4.96

Net increase (decrease) from investment operations	(0.01)	(0.88)	1.51	3.94	1.84	4.80

Distributions from net realized gain	(0.10)	(3.01)	(2.76)	(3.72)	(0.13)	—

Net asset value, end of period	$ 13.36	$ 13.47	$ 17.36	$ 18.61	$ 18.39	$ 16.68

Total Investment Return[2]

Based on net asset value	(0.02)%[3]	(6.50)%	8.90%	22.65%	11.03%	40.40%

Ratios to Average Net Assets

Total expenses	2.25%[4]	2.15%	2.04%	2.05%	2.06%	2.16%

Net investment loss	(0.68)%[4]	(0.93)%	(0.78)%	(0.67)%	(1.00)%	(1.15)%

Supplemental Data

Net assets, end of period (000)	$ 79,054	$ 85,547	$ 111,084	$ 103,468	$ 89,771	$ 84,755

Portfolio turnover	66%	148%	99%	110%	82%	86%

[1] Based on average shares outstanding. [2] Total investment return excludes the effects of sales charges. [3] Aggregate total investment return. [4] Annualized.

See Notes to Financial Statements.

16 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Financial Highlights (concluded)

			Class R
						Period
						February 4,
	Six Months Ended		Year Ended January 31,			2003[1] to
	July 31, 2008					January 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 13.63	$ 17.58	$ 18.81	$ 18.71	$ 16.87	$ 11.81

Net investment loss[2]	(0.01)	(0.07)	(0.05)	(0.02)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	0.04	(0.74)	1.69	4.11	2.05	5.15

Net increase (decrease) from investment operations	0.03	(0.81)	1.64	4.09	1.97	5.06

Distributions from net realized gain	(0.11)	(3.14)	(2.87)	(3.99)	(0.13)	—

Net asset value, end of period	$ 13.55	$ 13.63	$ 17.58	$ 18.81	$ 18.71	$ 16.87

Total Investment Return

Based on net asset value	0.26%[3]	(6.02)%	9.55%	23.26%	11.68%	42.85%[3]

Ratios to Average Net Assets

Total expenses	1.70%[4]	1.64%	1.51%	1.51%	1.51%	1.53%[4]

Net investment loss	(0.11)%[4]	(0.39)%	(0.28)%	(0.11)%	(0.45)%	(0.58)%[4]

Supplemental Data

Net assets, end of period (000)	$ 51,851	$ 49,550	$ 32,476	$ 17,981 $	7,356	$ 467

Portfolio turnover	66%	148%	99%	110%	82%	86%

[1] Commencement of operations. [2] Based on average shares outstanding. [3] Aggregate total investment return. [4] Annualized.

See Notes to Financial Statements.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

17

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Mid Cap Value Opportunities Fund (the “Fund”) of BlackRock
Mid Cap Value Opportunities Series, Inc. (the “Series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors.
Investor A Shares are sold with a front-end sales charge. Shares of
Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor
B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and
Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor B shareholders may vote on material changes to the
Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arms-length transaction. Fair value determi-
nations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-
mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.
Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. govern-
ment as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securi-
ties. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is deliv-
ered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connec-
tion with its loans. In the event that the borrower defaults on its obliga-
tion to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

18 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Notes to Financial Statements (continued)

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its sharehold-
ers. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, witholding taxes may be imposed on interest, dividends and capital gains at various rates.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remain open for the years ended January 31, 2005 through January 31, 2007. The statutes of limi-
tations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued and is effective for fiscal years begin-
ning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the
Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and admin-
istration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The
PNC Financial Services Group, Inc. (“PNC”) are principal owners of
BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such servic-
es, the Fund pays the Advisor a monthly fee at an annual rate of 0.65%
of the average daily value of the Fund’s net assets.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended July 31, 2008, the Fund reimbursed the
Advisor $2,930, for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongo-
ing service fees and distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide share-
holder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker dealer for providing shareholder servicing and/or distribu-
tion-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended July 31, 2008, the Distributor earned under-
writing discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $4,750, and affiliates received contingent deferred sales charges of $7,844 and $1,514 relating to transactions in Investor B and Investor
C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $807 relating to transactions subject to front-
end sales charge waivers on Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

19

Notes to Financial Statements (continued)

PNC Global Investment Servicing (U.S.), Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of trans-
fer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materi-
als for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services. The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund.

For the six months ended July 31, 2008, the Fund earned $624, which is included in income from affiliates in the Statement of Operations.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
July 31, 2008, the Fund paid $533,848 in return for these services, which is a component of the transfer agent fees in the accompanying
Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended July 31, 2008, the Fund reim-
bursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$ 439
Investor A	$2,391
Investor B	$1,166
Investor C	$1,511
Class R	$ 435

The Fund has received an exemptive order from the Securities and
Exchange Commission permitting it to lend portfolio securities to
MLPF&S or its affiliates. As of July 31, 2008, the Fund loaned securities with a value of $5,872,990 to its affiliates. Pursuant to that order, the
Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended July 31, 2008, BIM received
$44,555 in security lending agent fees.

In addition, MLPF&S received $192,896 in commissions on the execu-
tion of the portfolio security transactions for the Fund for the six months ended July 31, 2008.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended July 31, 2008 were $237,283,721 and
$262,887,233, respectively.

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of
0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agree-
ment bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agree-
ment. The Fund did not borrow under the credit agreement during the six months ended July 31, 2008.

20 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Notes to Financial Statements (concluded)

5. Capital Share Transactions:
Transactions in shares of capital for each class were as follows:
	Six Months Ended		Year Ended
	July 31, 2008		January 31, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	420,321	$ 6,261,691	759,760	$ 13,996,980
Shares issued to shareholders in reinvestment
of distributions	41,113	590,260	952,586	15,787,671

Total issued	461,434	6,851,951	1,712,346	29,784,651
Shares redeemed	(606,035)	(9,000,058)	(1,975,610)	(35,480,385)

Net decrease	(144,601)	$ (2,148,107)	(263,264)	$ (5,695,734)

Investor A

Shares sold and automatic conversion of shares	1,004,862	$ 14,713,065	2,508,506	$ 45,861,040
Shares issued to shareholders in reinvestment
of distributions	55,323	778,362	1,256,230	20,391,674

Total issued	1,060,185	15,491,427	3,764,736	66,252,714
Shares redeemed	(1,550,033)	(22,479,579)	(2,713,211)	(48,364,071)

Net increase (decrease)	(489,848)	$ (6,988,152)	1,051,525	$ 17,888,643

Investor B

Shares sold	93,728	$ 1,282,732	247,707	$ 4,330,349
Shares issued to shareholders in reinvestment
of distributions	20,760	273,808	599,653	9,243,706

Total issued	114,488	1,556,540	847,360	13,574,055
Shares redeemed and automatic conversion of shares	(703,739)	(9,585,865)	(1,900,057)	(32,227,289)

Net decrease	(589,251)	$ (8,029,325)	(1,052,697)	$(18,653,234)

Investor C

Shares sold	536,078	$ 7,260,244	1,194,420	$ 20,139,951
Shares issued to shareholders in reinvestment
of distributions	44,752	581,752	1,059,172	16,067,913

Total issued	580,830	7,841,996	2,253,592	36,207,864
Shares redeemed	(1,014,291)	(13,764,796)	(2,301,942)	(38,923,786)

Net decrease	(433,461)	$ (5,922,800)	(48,350)	$ (2,715,922)

Class R

Shares sold	965,042	$ 13,230,967	2,168,206	$ 37,016,938
Shares issued to shareholders in reinvestment
of distributions	32,466	427,903	596,521	9,023,516

Total issued	997,508	13,658,870	2,764,727	46,040,454
Shares redeemed	(806,295)	(11,117,120)	(977,406)	(16,266,999)

Net increase	191,213	$ 2,541,750	1,787,321	$ 29,773,455

6. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

21

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the “Board,” the members of which are referred to as “Directors”) of BlackRock Mid Cap Value Opportunities Fund (the
“Fund”) of BlackRock Mid Cap Value Opportunities Series, Inc. (the
“Corporation”) met in April and June 2008 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”)
with BlackRock Advisors, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the Fund’s subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and
BlackRock Investment Management, LLC (the “Subadviser”). The Adviser
and the Subadviser are referred to herein as “BlackRock.” For simplicity, the Fund and the Corporation are referred to herein as the “Fund.” The
Advisory Agreement and the Subadvisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Directors”). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The
Board established four standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee and
a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the “Transaction”), the Fund entered into the Advisory
Agreement with an initial two-year term and the Adviser entered into the
Subadvisory Agreement with the Subadviser with an initial two-year term.
Consistent with the 1940 Act, prior to the expiration of the Agreements’
respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, admi-
nistrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed informa-
tion regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administra-
tion, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distri-
bution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10,
2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 – 6, 2008, the Fund’s Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the
Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the
Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 – 6, 2008 Board meeting.
The Board considered all factors it believed relevant with respect to the
Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

22 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.
These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the prof-
itability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out bene-
fits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-
end funds, under similar investment mandates, as well as the perform-
ance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance;
(iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund.
The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain admini-
strative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.
In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional infor-
mation and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support;
and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and
compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

23

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Fund ranked in the second, second and third quartiles on a net basis against its Lipper peer universe for the one, three and five year periods ended December 31, 2007, respectively. The Board noted that for the five year period, the Fund’s third quartile performance was near its Lipper median.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Directors, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31,
2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board concluded that the Fund’s advisory fee structure was reason-
able and that it would continue to review fees in connection with future renewals of the Agreements.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the
Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board con-
sidered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

24 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent
Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund’s share-
holders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent
Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the
Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrange-
ments may be the subject of more attention in some years than in others, and the Directors’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

25

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

26 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND JULY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

27

Additional Information (continued)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

28 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Natural Resources Trust
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Science & Technology
BlackRock Basic Value Fund	BlackRock Healthcare Fund	Opportunities Portfolio
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Value Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

30 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

JULY 31, 2008

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

BlackRock Mid Cap Value Opportunities Fund of

BlackRock Mid Cap Value Opportunities Series, Inc.

100 Bellevue Parkway

Wilmington, DE 19809

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: September 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: September 19, 2008